SEGMENT INFORMATION - Schedule of segment information (Details) - One reportable segment - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Interest-bearing demand deposit held in Trust Account	$ 38,380,594		$ 38,380,594		$ 37,914,438
Cash	149,017		149,017		$ 162,853
Operating costs	527,434	$ 262,245	769,866	$ 457,632
Interest earned on interest-bearing demand deposit held in Trust Account	$ 235,555	$ 689,016	$ 466,156	$ 1,361,827